Summary of Significant Accounting Policies - Schedule of Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	6.9931	7.2993
Balance Sheet [Member] | USD [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	1	1
Balance Sheet [Member] | Taiwan [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	31.3700	32.7900
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	7.1875	7.1957	7.0809
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | USD [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	1	1	1
Statement of Operations and Comprehensive Loss, and Cash Flows [Member] | Taiwan [Member]
Summary of Significant Accounting Policies - Schedule of Financial Statements (Details) [Line Items]
Exchange rate	31.1663	32.1064	31.1525